Derivative financial instruments (Fair Values of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 503,826	¥ 200,333
Counterparty netting	(176,541)	(89,364)
Collateral received	(121,979)	(46,590)
Carrying value of derivative assets	205,306	64,379
Total derivative liabilities	(437,008)	(231,915)
Counterparty netting	176,541	89,364
Collateral posted	234,937	110,159
Carrying value of derivative liabilities	(25,530)	(32,392)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	478,510	189,613
Derivative liabilities	0
Derivative liabilities	(419,763)	(218,068)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	105,724	74,971
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	372,786	114,642
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0
Derivative liabilities	(76,492)	(28,911)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0
Derivative liabilities	(343,271)	(189,157)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	25,316	10,720
Derivative liabilities	(17,245)	(13,847)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	25,316	10,720
Foreign exchange forward and option contracts | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	0
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(17,245)	¥ (13,847)
Foreign exchange forward and option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	0
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 0